Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
8.	Leases
The Group’s operating leases mainly related to offices facilities
.
As of December 31, 2020 and 2021, the Group recognized the following items related to operating leases on its consolidated balance sheet:

	December 31, 2020	December 31, 2021
	RMB	RMB
Operating lease ROU assets	4,282	28,941

Operating lease liabilities-non-current	(587)	(17,076)
Operating lease liabilities-current	(3,709)	(13,929)

Total operating lease liabilities	(4,296)	(31,005)

Weighted average remaining lease term	1.3 years	2.5 years
Weighted average discount rate	7.0%	7.0%

The components of lease cost for the years ended December 31, 2020 and 2021 were as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Operating lease cost	8,569	10,329
Short-term lease cost	7,456	9,353

Total lease cost	16,025	19,682

No lease cost was capitalized as part of the cost of another assets.
Supplemental cash flow information related to the operating leases was as follows:

	For the year ended December 31,
	2020	2021
	RMB	RMB
Cash paid for operating leases	8,867	9,786

Right-of-use assets obtained in exchange for operating lease liabilities	12,851	34,988

A summary of maturity of operating lease liabilities under the Group’s non-cancellable
operating leases as of December 31, 2021 is as follows:

December 31, 2021
RMB
2021	—
2022	14,446
2023	13,080
2024	5,969

Total lease payment	33,495

Less: interest	(2,490)
Present value of operating lease liability	31,005

The increase of operating lease assets obtained in exchange for operating lease liabilities in 2021 was mainly due to the renewal of lease agreements that
expired
,
and several new lease agreements signed by the Group in 2021. As of December 31, 2020 and 2021, the Group had
no operating leases that had not yet commenced.